Subsequent Events (Details) - USD ($)			1 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended
	Aug. 13, 2018	Aug. 09, 2018	Jul. 31, 2018	Jul. 01, 2018	Apr. 18, 2018	Mar. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Jan. 31, 2018
Subsequent Events (Textual)
Convertible note payable									$ 900,000
Common stock sold and issued an aggregate							628,667
Common stock price							$ 0.75	$ 0.75
Gross proceeds from stock							$ 471,500
Received from stock amount							$ 100,000	$ 2,600,000
Stock subscription agreement to purchase common stock							133,333
Additional common stock price							$ 0.75
Condition of operator terminate sales agreement, description					The Company has agreed to generate sales of at least $5 million per year from product cultivated from the outdoor grow facility. The Licensed Operator may terminate the agreement if annual sales fall below the $5 million minimum requirement as defined in the agreement. Prior to the termination of the agreement by the Licensed Operator, the Company may cure any applicable deficiency by paying 10% of the deficiency to the Licensed Operator.
Amount to paid from revenue, description					The Licensed Operator will retain 15% of the net revenues generated from product cultivated from the outdoor grow facility and pay 85% of the net revenues to the Company. Upon execution of the agreement, the Company paid $300,000 to the Licensed Operator as consideration for the opportunity to construct and manage the outdoor grow facility on the Licensed Operator’s property. In exchange for the initial consideration, the Licensed Operator has agreed not to retain 15% of the first $2 million of net revenues generated from the outdoor grow facility. In addition, once the outdoor grow facility begins production, the Company has agreed to pay the Licensed Operator $7,000 per month for compliance, security, and other administration costs incurred by the Licensed Operator during the term of the agreement.
Terms of Agreement					8 years
Issuance of stock during the period								2,991,163
Aggregate value								$ 400,000
Common stock [Member]
Subsequent Events (Textual)
Common stock exchange for professional services						6,448	6,448
Aggregate value
Subsequent Event [Member]
Subsequent Events (Textual)
Received from stock amount			$ 125,000
Issuance of series A convertible preferred stock	2,500
Series A convertible preferred stock per share	$ 1,000
Beneficial ownership Limitation blocker	4.99%
Conversion price	$ 0.75
Purchased of goods under purchase obligation	$ 2,000,000
Minimum purchase obligation for each year	$ 500,000
Percentage of sale of goods	5.00%
Subsequent Event [Member] | Advisory Agreement [Member]
Subsequent Events (Textual)
Issuance of stock during the period				14,444
Stock issued acquired additional shares				10,000
Advisory agreement, term				12 months
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Events (Textual)
Issuance of series A convertible preferred stock		2,500
Series A convertible preferred stock per share		$ 1,000
Beneficial ownership Limitation blocker		4.99%
Conversion price		$ 0.75
Aggregate value		$ 2,500,000
Preferred stock is convertible into common stock		3,333,334